June 25, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re:	Calvert Responsible Index Series, Inc. (the “Registrant”) (1933 Act File No. 333-34122) on behalf of Calvert US Large-Cap Core Responsible Index Fund, Calvert US Large-Cap Growth Responsible Index Fund, Calvert US Large-Cap Value Responsible Index Fund, Calvert US Mid-Cap Core Responsible Index Fund and Calvert International Responsible Index Fund (the “Funds”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a Prospectus dated February 1, 2018 as revised June 15, 2018. The purpose of the filing is to submit the 497(e) filing dated June 15, 2018 in XBRL for the Fund.

Please contact me at (617) 672-8539 if you have any questions or comments.

Very truly yours,

/s/ Elizabeth Prall

Elizabeth Prall

Assistant Vice President